Leases - Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 55,590	$ 38,283	$ 39,542
Leasehold land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	4,357	4,862
Lease buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	23,016	2,324
Collaboration assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 28,217	$ 31,097